Income Taxes	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 14 — Income Taxes
The Company and most of its subsidiaries are treated as flow-through entities for federal and state income tax purposes and are not subject to income tax as the LLC members are responsible for the tax consequences of each member’s proportionate share of the flow-through income or loss. As such, the Company’s tax provision pertains solely to its subsidiaries which are taxable C corporations for U.S. federal income tax purposes.
The Company’s effective income tax rate was (11.1%) and 0.0% for the nine months ended September 30, 2021 and September 30, 2020, respectively. The change in the Company’s effective income tax rate for the nine months ended September 30, 2020 and compared to the nine months ended September 30, 2021 relates to the acquisitions of three taxable C corporations during 2021. The effective tax rate for the nine months ended September 30, 2021 differs from the statutory tax rate of 21% primarily as a result of operations held in flow-through entities, state taxes, and the impact of certain transaction costs which were capitalized for tax purposes, but are not expected to result in deduction is future tax periods.
As of September 30, 2021, the Company did not recognize income tax expense or benefits associated with uncertain tax positions.
Significant components of the Company’s tax expense for the nine months ended September 30, 2021 and September 30, 2020, are as follows (in thousands):

	Nine Months Ended September 30
	2021	2020
Current expense
State	14	—
Federal	1,044	—

Subtotal	1,058	—

Deferred tax benefit
State	(18)	—
Federal	(233)	—

Subtotal	(251)	—

Total	807	—

Significant components of the Company’s net deferred tax liability as of September 30, 2021 and December 31, 2020, are as follows (in thousands):

	September 30, 2021	December 31, 2020
Deferred tax assets
Net operating losses	68	—
Allowance for bad debts	17	—
Inventory reserves	116	—
Other accruals	8	—
Interest expense limitation	38	—

Total deferred tax assets	247	—

Deferred tax liabilities
Fixed assets	(487)	—
Intangibles	(2,647)	—
Cash-to-accrual adjustments	(122)	—

Total deferred tax liabilities	(3,256)	—

Total net deferred tax liabilities	(3,009)	—